Organization and Basis of Presentation (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012	Feb. 28, 2013	Feb. 01, 2013	Feb. 15, 2013
Organization
Number of owned, leased and/or supplied gasoline stations	900	900
General partner interest (as a percent)	0.83%	0.83%
Number of common units held	27,151,438	27,260,747	27,310,648
Limited partner ownership interest (as a percent)		99.17%
Affiliates of general partner
Organization
Number of common units held	11,618,554	11,599,336
Limited partner ownership interest (as a percent)	42.40%	42.30%
Basin Transload LLC
Organization
Percentage of outstanding membership interests acquired		60.00%		60.00%	60.00%
Cascade Kelly
Organization
Percentage of outstanding membership interests acquired						100.00%